UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2012

Date of reporting period:  May 31, 2012

Item 1. Reports to Stockholders.

Semi-Annual Report

Newgate Global Resources Fund
Class A Shares
Class I Shares

May 31, 2012

Investment Adviser

Newgate Capital Management LLC
One Sound Shore Drive
Greenwich, Connecticut 06830

Phone: 888-9-NEWGATE (888-963-9428)

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	6

INVESTMENT HIGHLIGHTS	8

SCHEDULE OF INVESTMENTS	11

STATEMENT OF ASSETS AND LIABILITIES	14

STATEMENT OF OPERATIONS	15

STATEMENTS OF CHANGES IN NET ASSETS	16

FINANCIAL HIGHLIGHTS	17

NOTES TO FINANCIAL STATEMENTS	19

NOTICE OF PRIVACY POLICY & PRACTICES	27

ADDITIONAL INFORMATION	28

Dear Fellow Shareholders,

During the past six months investor psychology, financial markets, and therefore performance of the Fund, have completely changed direction.  At the end of 2011 there was increasing realization that a modest global recovery was underway.  A number of central banks had tightened monetary policy to allay inflation concerns.  There was even discussion that the U.S. Federal Reserve would be forced to reverse the “zero-interest rate” policy enacted during the crisis in 2008.  Equity and commodity markets responded with higher prices during the first quarter 2012.

Things reversed dramatically in April and May.  More recent economic data have been uniformly disappointing.  The European debt crisis, believed to be contained though in no way solved, migrated to major countries like Spain and Italy; a Greek exit from the Euro is considered possible.  The true economic impact of a European breakup is, to a large extent, unknowable.  However, the global financial system fears bank failures and a possible “European Lehman” event.  Recent data from China and the U.S. point to economies that are still growing, but at rates too slow to be considered sustainable without further monetary or fiscal policy intervention.  The markets are beginning to assume that governments will enact some degree of stimulus.  The commodity markets spiked at the end of the month on reports of a massive Chinese stimulus package, but retreated after officials denied them.

For the six month period ended May 31, 2012 the Class A no load returned -17.66%, Class A load returned -21.98% and the Class I returned -17.54% versus -12.14% for the Dow Jones-UBS Commodity Index.

All of this macroeconomic uncertainly has investors fleeing into U.S. Treasuries, and by extension to the U.S. dollar.  A rising dollar has a negative impact on commodity prices, especially gold, which fell 10.2%.  Gold is hardly the safe haven from macroeconomic uncertainty that some investors were anticipating.  Gold companies declined over 25%.

Base metals prices were lower.  Copper was only down 5% and had been positive until May.  Higher copper prices are indicative of investor expectations of a relatively healthy economy.  Copper’s sharp decline is evidence of just how quickly confidence in the economy, especially the Chinese economy, eroded.  Mining companies declined much more, down nearly 20% on average.

Oil was down between 8%-13% depending on the grade.  Energy related companies declined at about the same rate, though performance varied greatly among the large number of companies in the sector.  Reduced tensions with Iran (for now) took much of the risk premium out of oil.  Increased production in the U.S. also reduced prices.  The biggest supply increases may come from Iraq, now producing 2.5 million bbl/day and a goal of 10 million bbl/day by 2017.  Increased production may have pushed prices down, but it has pushed demand (and cost) for drill rigs and other equipment up.

Portfolio Strategy

A high degree of correlation between underlying economic activity and Fund performance is inherent in a commodity oriented investment portfolio.  Our aim for the Fund is to fully participate in the increase in demand for natural resources globally, primarily through investments in equities.  This will add to volatility during periods of heightened economic uncertainty.  Faced with a slowing economy and economic and political uncertainty, we have invested in several key themes.

We added to some of the gold stocks in the Fund on recent weakness.  We do not buy gold stocks as a way to capture the movement in gold prices.  Instead, we seek to capture the difference between the price of gold and the implied gold value of the underlying companies.  There are hundreds of gold companies, each with different cost structures, ore quality, hedging policies and other important variables.  As a result, when the Fund has a significant allocation to gold, we tend to hold many companies in order to diversify company-specific risk.

Energy servicing remains an important theme; the allocation to these stocks increased from 20% to 23% during the past six months.  As with our allocation to gold stocks, our investments in energy services are not motivated by a forecast for higher prices, but by continued energy exploration.  Unlike metals, which can be recycled, once energy from conventional sources (oil, gas, coal) is consumed it is gone for good.  Greater economic growth hastens additional exploration; slower growth hinders it.  However, the need for additional drill rigs and well servicing is relatively stable, even if the prices of companies in these industries are not.  The number of oil rigs in the U.S. has more than tripled since 2009.  In contrast, the number of rigs involved in natural gas exploration is at a low not seen since 2003.

Growing dependence on natural gas relative to oil is a third theme for the Fund, but one that will be realized over years if not decades.  The key factor is the potential use of gas as a transportation fuel.  Already several fleet operators are converting their trucks to natural gas.  Initially this was thought of as a largely North American phenomenon.  However, Europe and China have expressed plans to import liquefied natural gas for a wide variety of uses.

The recent declines in gas prices to all time lows (inflation adjusted) limited our willingness to invest in the sector.  As gas usage has increased and prices have begun to increase slightly, we have started to add to natural gas focused companies.  This will be a very long-term theme for the Fund and is being initiated slowly.

The past year has been a difficult environment for commodities in general and commodity stock prices in particular.  Yet the majority of the companies held in the Fund are experiencing good earnings growth and are trading at reasonable, and in some cases extreme valuation levels.  The macro environment trumps all issues.  Realistically, it is hard to see more clarity for the Fund until there is greater resolution of the European debt issues and greater clarity on the true health of the U.S. and Chinese economies.  We know these economies will require the goods and services produced by the companies we hold in the Fund and more broadly by companies in our investment universe.  When the equity market will begin to favor these companies again is unknowable.

Must be preceded or accompanied by a prospectus.

Any opinions expressed are subject to change without notice and any statements of fact have been obtained from, or are based on, sources considered reliable, but no representation is made by Newgate as to their completeness or accuracy.  There is no assurance that estimates or forecasts will be realized.

Past performance is no guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Newgate Global Resources Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Fund’s investments are concentrated in the natural resources industry, the value of its investments will be affected by factors related to that industry and may fluctuate more widely than that of a fund that invests in a broad range of industries.  The Fund may invest in derivative instruments, including options, futures contracts and options on futures contracts, synthetic instruments and currency swaps.  The Fund may invest in companies of any size.  The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility.  The Fund may invest in other investment companies, and the cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests.  By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of the funds.  The Fund also invests in exchange traded funds (ETFs).  ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to it net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares.  Investing entails risks, including possible risk of principal.  Diversification does not assure a profit or protect against a loss in a declining market.

Please refer to the schedule of investments for individual fund holdings information.  Fund holdings and sector weightings are subject to change and should not be considered a recommendation to buy or sell any security.

The Dow Jones – UBS Commodity Index is a broad-based securities index that is unmanaged and not subject to fees and expenses.  One cannot invest directly in an index.  Diversification does not assure a profit or protect against a loss in a declining market.

A correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero, and perfect positive correlation at +1.

Newgate Capital Management, LLC is the investment advisor to the Newgate Global Resources Fund, which is distributed by Quasar Distributors, LLC.

NEWGATE GLOBAL RESOURCES FUND
Expense Example
(Unaudited)

As a shareholder of the Newgate Global Resources Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees, distribution (12b-1) and shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/11 - 5/31/12).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. If you purchase Class A shares of the Fund you will pay an initial sales charge of 5.25% when you invest. A 0.50% deferred sales charge is imposed on Class A shares purchased at the $250,000 breakpoint that are redeemed within 12 months of purchase. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

NEWGATE GLOBAL RESOURCES FUND
Expense Example (Continued)
(Unaudited)

	Class A
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/11	5/31/12	12/1/11 – 5/31/12*
Actual	$1,000.00	$ 823.40	$7.98
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.25	$8.82

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

	Class I
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/11	5/31/12	12/1/11 – 5/31/12*
Actual	$1,000.00	$ 824.60	$6.39
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.00	$7.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

NEWGATE GLOBAL RESOURCES FUND
Investment Highlights
(Unaudited)

The investment objectives of the Fund are long-term growth of capital plus protection against inflation and declining U.S. dollar by investing in high quality companies involved in the production, extraction, processing, distribution and transportation of natural resources of any kind.  The Fund will invest primarily in securities of at least three different countries, including the United States.  The Fund’s geographic allocation of portfolio holdings as of May 31, 2012 is shown below.

Region of Origin
(% of Investments)

Continued

NEWGATE GLOBAL RESOURCES FUND
Investment Highlights (Continued)
(Unaudited)
Average Annual Total Returns as of May 31, 2012(1)

		Since Inception
	One Year	(12/31/08)
Class A (with sales charge)	(40.37)%	5.75%
Class A (without sales charge)	(37.06)%	7.43%
Class I	(36.84)%	7.80%
Dow Jones-UBS Commodity Index	(22.88)%	2.81%

(1)
Returns with sales charge for Class A have been adjusted to reflect the current maximum initial sales charge of 5.25%.  Returns without sales charge do not reflect the current maximum initial sales charge.  Had the sales charge been included, the returns would have been lower.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 888-9-NEWGATE (888-963-9428).

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following charts illustrate performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The chart does not reflect any future performance.

The Dow Jones-UBS Commodity Index is a broad-based securities index that is unmanaged and not subject to fees and expenses. One cannot invest directly in an index.

Continued

NEWGATE GLOBAL RESOURCES FUND
Investment Highlights (Continued)
(Unaudited)

Growth of $10,000 Investment

Growth of $100,000 Investment

*  Inception Date

NEWGATE GLOBAL RESOURCES FUND

Schedule of Investments

May 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS 99.32%

Chemical Manufacturing 17.43%
Agrium, Inc. (a)	1,117	$87,282
Albemarle Corp.	2,757	167,350
Ashland, Inc.	2,312	147,807
Celanese Corp.	3,429	136,508
Huntsman Corp.	8,153	104,358
LyondellBasell Industries NV (a)	4,379	172,796
Mosaic Co.	3,197	152,433
		968,534
Machinery Manufacturing 9.11%
Caterpillar, Inc.	1,841	161,308
Joy Global, Inc.	2,217	123,842
National Oilwell Varco, Inc.	3,312	221,076
		506,226
Management of Companies and Enterprises 2.15%
Foster Wheeler AG (a)(b)	6,666	119,255
Merchant Wholesalers, Durable Goods 2.08%
Cameron International Corp. (b)	2,532	115,687

Mining (except Oil and Gas) 34.12%
Anglo American PLC - ADR	3,449	52,356
Barrick Gold Corp. (a)	3,089	120,656
BHP Billiton Ltd. - ADR	880	54,146
Cliffs Natural Resources, Inc.	4,642	221,795
Consol Energy, Inc.	3,460	97,156
First Quantum Minerals Ltd. (a)	4,086	71,546
Freeport-McMoRan Copper & Gold, Inc.	6,833	218,929
Goldcorp, Inc. (a)	2,842	102,966
Great Basin Gold Ltd. (a)(b)	118,265	62,680
Kinross Gold Corp. (a)	15,531	123,782
New Gold, Inc. (a)(b)	13,906	121,817
Peabody Energy Corp.	2,624	61,297
Rio Tinto PLC - ADR	1,171	50,611
Silver Wheaton Corp. (a)	2,469	62,910
Teck Resources Ltd. (a)	4,639	138,289
Xstrata PLC - ADR	41,178	115,298
Yamana Gold, Inc. (a)	9,561	139,304
Yanzhou Coal Mining Co., Ltd. - ADR (b)	4,859	80,951
		1,896,489
Oil and Gas Extraction 19.17%
Anadarko Pete Corp.	1,336	81,496
Apache Corp.	1,783	145,100
Calfrac Well Services Ltd. (a)	1,498	32,573

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS 99.32% (Continued)

Oil and Gas Extraction 19.17% (Continued)
Devon Energy Corp.	1,811	$107,791
Forest Oil Corp. (b)	9,143	76,344
Newfield Exploration Co. (b)	3,175	95,123
Occidental Petroleum Corp.	2,126	168,527
Plains Exploration & Production Co. (b)	1,650	59,054
Southwestern Energy Co. (b)	4,135	115,904
Ultra Petroleum Corp. (a)(b)	4,529	83,877
Walter Energy, Inc.	2,053	99,468
		1,065,257
Primary Metal Manufacturing 1.12%
Nucor Corp.	978	34,973
United States Steel Corp.	1,339	27,182
		62,155
Professional, Scientific, and Technical Services 2.32%
McDermott International, Inc. (a)(b)	12,678	128,682
Support Activities for Mining 11.82%
C&J Energy Services, Inc. (b)	4,615	82,516
Ensco PLC (a)	1,230	55,239
Nabors Industries Ltd. (a)(b)	9,502	128,752
Noble Corp. (a)	4,847	151,566
Rowan Companies PLC (a)(b)	2,273	68,190
Schlumberger Ltd. (a)	2,174	137,506
Trican Well Service Ltd. (a)(b)	2,799	33,140
		656,909
TOTAL COMMON STOCKS (Cost $6,807,780)		5,519,194

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS 0.57%
Money Market Fund 0.57%
AIM STIT-Treasury Portfolio	$6,288	$6,288
Fidelity Institutional Government Portfolio	6,287	6,287
Fidelity Institutional Money Market Portfolio	6,288	6,288
First American Government Obligations Fund	6,287	6,287
First American Treasury Obligations Fund	6,287	6,287
TOTAL SHORT-TERM INVESTMENTS (Cost $31,437)		31,437

TOTAL INVESTMENTS (Cost $6,839,217) 99.89%		5,550,631
Other Assets in Excess of Liabilities 0.11%		6,189
TOTAL NET ASSETS 100.00%		$5,556,820

ADR  American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.

Abbreviations:
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
NV	Naamloze Vennootschap is the Dutch term for a public limited liability company.
PLC	Public Limited Company.
Ltd.	Limited Liability Company

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Statement of Assets and Liabilities

May 31, 2012 (Unaudited)

Assets
Investments, at value (cost $6,839,217)	$5,550,631
Receivable from investments sold	14,705
Dividends and interest receivable	8,725
Receivable from Adviser	19,744
Other assets	11,016
Total Assets	5,604,821

Liabilities
Payable to affiliates	27,657
Payable for distribution fees	322
Payable for shareholder servicing fees	1,272
Accrued expenses and other liabilities	18,750
Total Liabilities	48,001
Net Assets	$5,556,820

Net assets consist of:
Paid-in capital	$7,549,230
Accumulated net investment loss	(22,577)
Accumulated net realized loss	(681,247)
Net unrealized depreciation on investments	(1,288,586)
Net assets	$5,556,820

CLASS A SHARES
Net assets	3,933,963
Shares of beneficial interest outstanding
(unlimited shares of $0.001 par value authorized)	172,111
Net asset value and redemption price per share	$22.86
Maximum offering price per share ($22.86/0.9475)	$24.13

CLASS I SHARES
Net assets	1,622,857
Shares of beneficial interest outstanding
(unlimited shares of $0.001 par value authorized)	70,410

Net asset value and redemption price per share	$23.05

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Statement of Operations

For the Six Months Ended May 31, 2012 (Unaudited)

Investment Income:
Dividends*	$30,770
Interest	30
Total Investment Income	30,800

Expenses:
Fund administration fees	28,983
Fund accounting fees	27,718
Investment advisory fees	25,998
Transfer agent fees and expenses	23,084
Audit and tax fees	15,058
Federal and state registration fees	12,689
Custody fees	10,490
Chief Compliance Officer fees and expenses	6,035
Distribution fees - Class A	5,630
Legal fees	5,572
Reports to shareholders	2,834
Trustees’ fees and related expenses	2,707
Shareholder servicing fees - Class A	2,252
Other expenses	2,089
Total expenses before waiver	171,139
Less waivers and reimbursements by Adviser (Note 4)	(117,762)
Net expenses	53,377

Net Investment Loss	(22,577)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(450,083)
Net change in unrealized depreciation on investments	(670,238)
Net Realized and Unrealized Loss on Investments	(1,120,321)
Net Decrease in Net Assets from Operations	$(1,142,898)

*	Net of $5,292 in foreign withholding tax and issuance fees.

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Statements of Changes in Net Assets

	For the Six	For the
	Months Ended	Year Ended
	May 31, 2012	November 30,
	(Unaudited)	2011

Operations:
Net investment loss	$(22,577)	$(2,380)
Net realized gain (loss) on investments	(450,083)	53,188
Net change in unrealized
depreciation on investments	(670,238)	(1,164,345)
Net decrease in net assets
resulting from operations	(1,142,898)	(1,113,537)

Dividends and distributions to shareholders:
Net investment income - Class A	—	(22,683)
Net investment income - Class I	—	(3,496)
Net realized gains - Class A	(138,671)	(164,733)
Net realized gains - Class I	(62,263)	(17,087)
Total dividends and distributions	(200,934)	(207,999)

Fund share transactions:
Proceeds from shares sold - Class A	1,079,565	2,334,999
Proceeds from shares sold - Class I	187,819	2,371,377
Net asset value of shares issued in reinvestment
of distributions to shareholders - Class A	138,671	186,396
Net asset value of shares issued in reinvestment
of distributions to shareholders - Class I	61,278	20,582
Payments for shares redeemed - Class A	(719,038)	(1,249,299)
Payments for shares redeemed - Class I	(238,857)	(350,203)
Net increase in net assets from
capital share transactions	509,438	3,313,852

Net Assets:
Beginning of period	6,391,214	4,398,898
End of period*	$5,556,820	$6,391,214

* Including accumulated net
investment loss of:	$(22,577)	$—

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND – CLASS A

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended	Year Ended	Year Ended	Period Ended
	May 31, 2012	November 30,	November 30,	November 30,
	(Unaudited)	2011	2010	2009(1)
Net asset value,
beginning of period	$28.71	$34.23	$30.52	$20.00
Income from
investment operations:
Net investment
income (loss)(2)	(0.11)	(0.06)	(0.12)	0.01
Net realized and
unrealized gain (loss)	(4.87)	(3.86)	4.89	10.51
Total from
investment operations	(4.98)	(3.92)	4.77	10.52
Less distributions paid:
Dividends from net
investment income	—	(0.19)	(0.01)	—
Distributions from
net realized gains	(0.87)	(1.41)	(1.05)	—
Total distributions paid	(0.87)	(1.60)	(1.06)	—
Net asset value,
end of period	$22.86	$28.71	$34.23	$30.52
Total return(3)(4)	(17.66)%	(12.36)%	15.99%	52.60%
Ratios/supplemental data
Net assets,
end of period (000)	$3,934	$4,379	$3,983	$784
Ratio of expenses to
average net assets
Before waivers and
reimbursements of
expenses(5)	5.38%	5.62%	10.01%	60.42%
After waivers and
reimbursements of
expenses(5)	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income
(loss) to average net assets
Before waivers and
reimbursements of
expenses(5)	(4.43)%	(4.03)%	(8.65)%	(58.64)%
After waivers and
reimbursements of
expenses(5)	(0.80)%	(0.16)%	(0.39)%	0.03%
Portfolio turnover rate(3)	45.4%	75.4%	158.2%	129.5%

(1)	The Fund commenced operations on December 31, 2008.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Excludes the effect of 5.25% front end sales load.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND – CLASS I

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended	Year Ended	Year Ended	Period Ended
	May 31, 2012	November 30,	November 30,	November 30,
	(Unaudited)	2011	2010	2009(1)
Net asset value,
beginning of period	$28.89	$34.41	$30.62	$20.00
Income from
investment operations:
Net investment
income (loss)(2)	(0.06)	0.12	(0.04)	0.06
Net realized and
unrealized gain (loss)	(4.91)	(3.94)	4.93	10.56
Total from
investment operations	(4.97)	(3.82)	4.89	10.62
Less distributions paid:
Dividends from net
investment income	—	(0.29)	(0.05)	—
Distributions from
net realized gains	(0.87)	(1.41)	(1.05)	—
Total distributions paid	(0.87)	(1.70)	(1.10)	—
Net asset value,
end of period	$23.05	$28.89	$34.41	$30.62
Total return(3)	(17.54)%	(12.03)%	16.41%	53.05%
Ratios/supplemental data
Net assets,
end of period (000)	$1,623	$2,012	$416	$153
Ratio of expenses to
average net assets
Before waivers and
reimbursements
expenses(4)	5.01%	5.15%	12.08%	79.02%
After waivers and
reimbursements of
expenses(4)	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income
(loss) to average net assets
Before waivers and
reimbursements
expenses(4)	(4.07)	(3.38)	(10.82)%	(77.35)%
After waivers and
reimbursements of
expenses(4)	(0.46)	0.37%	(0.14)%	0.27%
Portfolio turnover rate(3)	45.4%	75.4%	158.2%	129.5%

(1)	The Fund commenced operations on December 31, 2008.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements
May 31, 2012 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Newgate Global Resources Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The Fund’s investment objectives are long-term growth of capital plus protection against inflation and declining U.S. dollar by investing in high-quality companies involved in the production, extraction, processing, distribution and transportation of natural resources of any kind. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on December 31, 2008. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Newgate Capital Management LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund’s securities are accurately priced.

The Fund has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stock	$5,519,194	$—	$—	$5,519,194
Total Equity	5,519,194	—	—	5,519,194
Short-Term Investments	31,437	—	—	31,437
Total Investments in Securities	$5,550,631	$—	$—	$5,550,631

During the period, there were no significant transfers between levels for the Fund. The Fund did not hold any Level 3 securities during the period. The Fund did not hold financial derivative instruments during the period presented.

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or by other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution (12b-1) and shareholder servicing fees, are recorded to the specific class.

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

(3)	Federal Tax Matters

The tax character of distributions paid during the years ended November 30, 2011 and November 30, 2010 were as follows:

	November 30, 2011	November 30, 2010
Ordinary Income	$94,026	$34,761
Long-Term Capital Gain	$113,973	$—

The components of accumulated earnings (losses) on a tax basis as of November 30, 2011 were as follows:

Cost basis of investments for federal income tax purposes	$7,205,797
Gross tax unrealized appreciation	150,753
Gross tax unrealized depreciation	(1,002,547)
Net tax unrealized depreciation	(851,794)
Undistributed ordinary income	60,435
Undistributed long-term capital gain	142,781
Total distributable earnings	203,216
Other accumulated gains (losses)	—
Total accumulated gains (losses)	$(648,578)

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales and mark-to-market adjustments on passive foreign investment companies.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments related to passive foreign investment companies and foreign currency:

Undistributed Net Investment Income/(Loss)	$34,259
Accumulated Net Realized Gain/(Loss)	$(34,259)
Paid-In Capital	$—

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of November 30, 2011.  Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2011.  At November 30, 2011, the fiscal years of 2009 through 2011 remain open to examination in the Fund’s major tax jurisdictions.

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.80% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses through at least March 31, 2022 at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that total operating expenses (exclusive of front-end or contingent deferred loads, taxes, leverage, interest, broker commissions, distribution fees, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses or extraordinary expenses) do not exceed 1.75% and 1.40% of the Fund’s average daily net assets for Class A shares and Class I shares, respectively (the “Expense Limitation Caps”). For the six months ended May 31, 2012, expenses of $81,683 and $36,079 incurred by the Fund were waived by the Adviser for Class A and Class I shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Caps; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:
	Class A	Class I
November 30, 2012	$119,216	$27,098
November 30, 2013	$230,119	$19,334
November 30, 2014	$181,049	$54,321
May 31, 2015	$81,683	$36,079

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Class A share’s average daily net assets for services to prospective Fund shareholders and distribution of Class A shares, and 0.10% of the Class A share’s average daily net assets for shareholder servicing.  During the six months ended May 31, 2012, the Fund accrued expenses pursuant to the 12b-1 Plan of $5,630 for distribution fees and $2,252 for shareholder servicing fees.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

the period ended May 31, 2012, the Fund incurred $28,983 in administration fees. At May 31, 2012, the Administrator was owed fees of $7,528.

USBFS also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended May 31, 2012, the Fund incurred $27,718, $23,084, and $10,490 in fund accounting, transfer agency, and custody fees, respectively.  At May 31, 2012, fees of $9,058, $7,254, and $1,787 were owed for fund accounting, transfer agency, and custody fees, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS and U.S. Bank.

Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and U.S. Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the period ended May 31, 2012, the Fund was allocated $6,035 of the Trust’s Chief Compliance Officer fee.  At May 31, 2012, fees of $2,030 were owed by the Fund for the Chief Compliance Officer’s services.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	May 31, 2012	November 30, 2011
Class A
Shares sold	40,057	67,162
Shares issued in reinvestment of dividends	5,440	5,211
Shares redeemed	(25,931)	(36,189)
Net increase	19,566	36,184

Class I
Shares sold	6,678	67,171
Shares issued in reinvestment of dividends	2,388	574
Shares redeemed	(8,282)	(10,213)
Net increase	784	57,532

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the six months ended May 31, 2012 are summarized below.  There were no purchases or sales of U.S. Government securities for the Fund.

Purchases	$3,280,243
Sales	$2,864,303

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

(9)	Recent Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the Modernization Act for qualification testing are effective for the November 30, 2011 taxable year. The effective date for changes in the treatment of capital losses is the November 30, 2012 taxable year.

(10)	Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).  ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures.  Effective on January 1, 2011, ASU 2010-06 requires disclosure of information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis.  The adoption of this ASU in 2011 did not have a significant impact on the Fund’s financial statements for the periods presented.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)	the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers; and

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

2)
for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

(11)	Subsequent Events Evaluation

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through July 30, 2012.  This evaluation resulted in the identification of the following subsequent event.

The Board of Trustees of the Trust, based upon the recommendation of the Adviser, has determined to close and liquidate the Fund.  After considering a variety of factors, including the current size of the Fund and its projected rate of asset growth, the Board of Trustees concluded that it would be in the best interests of the Fund and its shareholders that the Fund be closed and liquidated as a series of the Trust, effective as of the close of business on July 31, 2012.

NEWGATE GLOBAL RESOURCES FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

NEWGATE GLOBAL RESOURCES FUND
Additional Information
(Unaudited)

Tax Information

The Fund designated 37.87% of its ordinary income distribution for the year ended November 30, 2011, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended November 30, 2011, 19.75% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

For the year ended November 30, 2011, the Fund designated 32.62% of ordinary distributions paid as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 888-9-NEWGATE (888-963-9428).

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	27	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 57		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

NEWGATE GLOBAL RESOURCES FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	27	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 55		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired; Managing	27	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative		Multi-Asset
Age: 68		2009	Officer (“CAO”) and		Endowment
			Chief Compliance		Fund complex
			Officer (“CCO”),		(three closed-
			Granite Capital		end investment
			International Group,		companies);
			L.P. (an investment		Independent
			management firm)		Trustee, Gottex
			(1994–2011); Vice		Multi-
			President, Secretary,		Alternatives
			Treasurer and CCO		Fund complex
			of Granum Series		(three closed-
			Trust (an open-end		end investment
			investment company)		companies);
			1997–2007); President,		Independent
			CAO and CCO,		Manager,
			Granum Securities,		Ramius IDF,
			LLC (a broker-dealer)		LLC (two
			(1997–2007).		closed-end
investment
companies).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	27	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 50	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

NEWGATE GLOBAL RESOURCES FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 54	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present).
	Accounting	Since
	Officer	September 10,
2008
(Treasurer)

Robert M. Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President,
Milwaukee, WI 53202	Chief	January 26,	U.S. Bancorp Fund
Age: 64	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President	N/A	N/A
615 E. Michigan St.		Term; Since	and Legal
Milwaukee, WI 53202		November 15,	Compliance Officer,
Age: 32		2005	U.S. Bancorp Fund
Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 38		2008	Services, LLC
(2002–present).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 30		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 888-9-NEWGATE (888-963-9428). A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 888-9-NEWGATE (888-963-9428), or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

NEWGATE GLOBAL RESOURCES FUND

Investment Adviser	Newgate Capital Management LLC
One Sound Shore Drive
Greenwich, Connecticut 06830

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, National Association
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

 (b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on February 5, 2010.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ Joseph Neuberger
Joseph Neuberger, President

Date    August 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
Joseph Neuberger, President

Date    August 7, 2012

By (Signature and Title)*    /s/ John Buckel
John Buckel, Treasurer

Date    August 7, 2012

* Print the name and title of each signing officer under his or her signature.